Inventory (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory
Raw materials	$ 515,658	$ 1,619,504
Finished products	79,269	261,283
Work in process	700	76,271
Total Inventory	$ 595,627	$ 1,957,058